CAPITAL AND RESERVES - Disclosure of breakdown of the options and the weighted average exercise price (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of classes of share capital [line items]
Number of options and RSU outstanding at beginning of year | Share	3,823,052	3,633,778	1,830,695
Options and RSU granted | Share	264,256	520,767	2,226,750
Options exercised | Share	(370,732)	(203,748)	(231,962)
Options cancelled or forfeited | Share	(366,633)	(126,211)	(140,719)
Options expired | Share	(10,823)	(1,534)	(50,986)
Options and RSU outstanding at end of year | Share	3,339,120	3,823,052	3,633,778
Options and RSU exercisable at end of year | Share	1,550,358	1,502,887	928,970
Options and RSU exercisable at end of year -Weighted average exercise price | $ / shares	$ 19.3	$ 19.1	$ 6
Options and RSU granted - Weighted average exercise price | $ / shares	18.8	16.5	27.5
Options exercised - Weighted average exercise price | $ / shares	6.57	5	5.3
Options cancelled or forfeited - Weighted average exercise price | $ / shares	26.1	17	8.5
Options expired - Weighted average exercise price | $ / shares	14.76	6.7	5.3
Options and RSU outstanding at end of year - Weighted average exercise price | $ / shares	17.84	19.3	19.1
Options and RSU exercisable at end of year - Weighted average exercise price | $ / shares	$ 11.67	$ 12.3	$ 5.6